Redeemable Non-Controlling Interests (Details) - Schedule of Movement of Redeemable Non-Controlling Interests - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the period	$ 31,228,329
Contribution from redeemable non-controlling interests		29,467,667
Accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738
Foreign exchange effect	(605,597)	(840,076)
Balance at end of the period	$ 34,543,186	$ 31,228,329